Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Income
Income from continuing operations	$ 617	$ 797	$ 446
Income from continuing operations attributable to Tyco ordinary shareholders, giving effect to dilutive adjustments	$ 617	$ 797	$ 446
Shares
Income (loss) from continuing operations (in shares)	421	455	465
Share options and restricted share awards (in shares)	6	8	7
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in shares)	427	463	472
Per Share Amount
Income (loss) from continuing operations (in dollars per share)	$ 1.47	$ 1.75	$ 0.96
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in dollars per share)	$ 1.44	$ 1.72	$ 0.94
Stock Options
Per Share Amount
Stock options and restricted stock excluded from the computation of earnings per share	3	2	4
Restricted Stock
Per Share Amount
Stock options and restricted stock excluded from the computation of earnings per share	1	2	1